Issued share capital, share premium account and share options - Share capital (Details) € / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 EUR (€) € / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 EUR (€) € / shares shares	Mar. 31, 2017 USD ($) item shares	Mar. 31, 2017 EUR (€) item € / shares shares	Mar. 31, 2016 shares	Oct. 31, 2015 shares	Sep. 30, 2015 shares
Disclosure of classes of share capital [line items]
Amount returned to shareholders	$ 531.6	€ 560.5	$ 829.1	€ 829.1	$ 1,017.9	€ 1,017.9
Conversion ratio					0.975	0.975
Number of new class shares authorised | item					2	2
Cancellation of shares	37,800,000	37,800,000	46,700,000	46,700,000	72,800,000	72,800,000
Ordinary shares
Disclosure of classes of share capital [line items]
Issue of ordinary equity shares				1,133,395,322		1,171,142,985	1,217,870,999	1,319,320,802	1,353,149,541
Decrease in shares arising from consolidation					33,828,739	33,828,739
Par value | € / shares						€ 0.00635
New issue	0	0	0	0	0	0
Class B share
Disclosure of classes of share capital [line items]
Amount returned to shareholders | €						€ 398.0
Issue of ordinary equity shares						0
Par value | € / shares		€ 0.00050		€ 0.00050		€ 0.00050
Deferred share
Disclosure of classes of share capital [line items]
Issue of ordinary equity shares						0			663,060,175
Par value | € / shares		€ 0.00050		€ 0.00050		€ 0.00050